CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Convertible promissory notes payable
$
Balance, December 31, 2018	648,851

Issuances	610,699
Repayments	(33,058)
Conversions to Common Shares	(561,488)
Interest Accrual Adjustment	9,921
Unrealized Foreign Exchange Adjustment	(27,588)

Balance, September 30, 2019	647,337